Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Disclosure of the schedule of debt
Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2018				2017
	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total
Balance – January 1	3,475.1	1,373.0	1,566.0	6,414.1	3,472.5	435.5	859.6	4,767.6
Cash inflows from issuances	1,490.7	—	664.0	2,154.7	509.5	22.5	500.6	1,032.6
Cash outflows from repayments	(928.8)	(317.7)	(660.6)	(1,907.1)	(483.7)	—	(268.7)	(752.4)
Net cash inflows (outflows) from credit facilities and short term loans	—	(42.2)	41.4	(0.8)	(200.0)	45.0	193.7	38.7
Non-cash changes:
Acquisitions (note 23)	—	—	218.1	218.1	—	860.5	221.5	1,082.0
Deconsolidation of subsidiary (note 23)	—	—	(141.6)	(141.6)	—	—	—	—
Loss on redemption	58.9	—	—	58.9	28.6	—	—	28.6
Foreign exchange effect and other	(236.4)	(17.4)	(62.1)	(315.9)	148.2	9.5	59.3	217.0
Balance – December 31	3,859.5	995.7	1,625.2	6,480.4	3,475.1	1,373.0	1,566.0	6,414.1

	December 31, 2018			December 31, 2017
	Principal	Carrying value(a)	Fair value(b)	Principal	Carrying value(a)	Fair value(b)
Borrowings - holding company
Fairfax unsecured notes:
7.375% due April 15, 2018(e)(10)	—	—	—	144.2	144.2	146.4
7.25% due June 22, 2020 (Cdn$275.0)(d)(8)	—	—	—	213.3	212.7	235.6
5.80% due May 15, 2021(d)(5)	—	—	—	500.0	498.0	534.1
6.40% due May 25, 2021 (Cdn$400.0)(d)	289.6	288.7	310.2	315.7	314.4	349.4
5.84% due October 14, 2022 (Cdn$450.0)(d)(1)	326.5	329.2	352.9	359.2	362.5	397.2
4.50% due March 22, 2023 (Cdn$400.0)	292.9	290.9	301.7	319.2	316.8	333.5
4.875% due August 13, 2024(d)(1)	282.5	279.5	288.2	300.0	296.2	313.4
4.95% due March 3, 2025 (Cdn$350.0)(d)	256.3	252.9	267.2	279.3	275.5	297.1
8.30% due April 15, 2026(e)	91.8	91.6	109.5	91.8	91.6	116.3
4.70% due December 16, 2026 (Cdn$450.0)	329.5	327.2	334.3	359.2	356.6	371.7
4.25% due December 6, 2027 (Cdn$650.0)	475.9	473.7	462.1	518.8	516.2	514.7
2.75% due March 29, 2028 (€750.0)(11)	857.4	840.7	854.5	—	—	—
4.85% due April 17, 2028(9)	600.0	594.6	576.3	—	—	—
7.75% due July 15, 2037(e)	91.3	90.5	106.7	91.3	90.4	114.1
	3,893.7	3,859.5	3,963.6	3,492.0	3,475.1	3,723.5
Borrowings - insurance and reinsurance companies
Allied World 5.50% senior notes due November 1, 2020(7)	—	—	—	300.0	320.4	320.0
Allied World 4.35% senior notes due October 29, 2025	500.0	507.2	490.4	500.0	508.4	507.3
Allied World revolving credit facility and other borrowings	39.6	43.5	43.2	45.0	49.2	49.2
Odyssey Group floating rate unsecured senior notes due 2021	90.0	89.9	92.4	90.0	89.8	93.0
Zenith National 8.55% debentures due August 1, 2028(d)	38.5	38.2	38.2	38.4	38.2	38.2
Brit 6.625% subordinated notes due December 9, 2030 (£135.0)	171.9	176.1	174.3	182.6	188.5	199.0
Brit floating rate revolving credit facility	7.9	7.9	7.9	45.0	45.0	45.0
Advent floating rate unsecured senior notes due 2026(d)	46.0	45.0	46.0	46.0	45.0	46.0
Advent floating rate subordinated notes due June 3, 2035(d)	47.7	46.5	44.7	48.4	47.1	47.8
First Mercury trust preferred securities due 2036 and 2037	41.4	41.4	41.4	41.4	41.4	41.4
	983.0	995.7	978.5	1,336.8	1,373.0	1,386.9
Borrowings - non-insurance companies(c)
Fairfax India floating rate term loans(4)	550.0	547.2	550.0	400.0	400.0	400.0
Fairfax India subsidiary borrowings	183.8	183.8	183.8	186.1	186.1	186.1
Fairfax Africa floating rate term loan and credit facility(2)(3)	30.0	29.5	29.5	150.0	150.0	150.0
Recipe term loans and credit facilities	328.0	326.9	326.9	379.9	378.2	378.2
Grivalia Properties term loans and revolving facility	254.2	254.2	254.2	160.4	160.4	160.4
Loans and revolving credit facilities primarily at floating rates(6)	283.7	283.6	283.6	291.7	291.3	291.4
	1,629.7	1,625.2	1,628.0	1,568.1	1,566.0	1,566.1
Total debt	6,506.4	6,480.4	6,570.1	6,396.9	6,414.1	6,676.5

(a)	Principal net of unamortized issue costs and discounts (premiums).

(b)	Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).

(c)	These borrowings are non-recourse to the holding company.

(d)	Issuer may redeem any time at prices specified in the instrument's offering document.

(e)	Not redeemable prior to the contractual maturity date.

Disclosure of borrowing repayments
Principal repayments on borrowings are due as follows:

	2019	2020	2021	2022	2023	Thereafter	Total
Holding company	—	—	289.6	326.5	292.9	2,984.7	3,893.7
Insurance and reinsurance companies	8.2	0.3	90.3	0.3	0.3	883.6	983.0
Non-insurance companies	1,026.2	133.8	222.2	24.6	133.3	89.6	1,629.7
Total	1,034.4	134.1	602.1	351.4	426.5	3,957.9	6,506.4